Financial Instruments - Liquidity risk (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	€ 1,678	€ 2,259
Cash and cash equivalents
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	825	980
Current deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	8	5
Cash in hand and at banks
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	793	975
Restricted cash
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	24
Undrawn committed credit lines
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity including undrawn committed credit lines	€ 853	€ 1,279